Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2021
Registrant Name	Barings Funds Trust
Entity Central Index Key	0001577579
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2021
Document Effective Date	Oct. 29, 2021
Prospectus Date	Nov. 01, 2021
Barings Global Floating Rate Fund | Class A Shares
Prospectus:
Trading Symbol	BXFAX
Barings Global Floating Rate Fund | Class C Shares
Prospectus:
Trading Symbol	BXFCX
Barings Global Floating Rate Fund | Class Y Shares
Prospectus:
Trading Symbol	BXFYX
Barings Global Floating Rate Fund | Class I Shares
Prospectus:
Trading Symbol	BXFIX
Barings Global Credit Income Opportunities Fund | Class A Shares
Prospectus:
Trading Symbol	BXIAX
Barings Global Credit Income Opportunities Fund | Class C Shares
Prospectus:
Trading Symbol	BXICX
Barings Global Credit Income Opportunities Fund | Class Y Shares
Prospectus:
Trading Symbol	BXIYX
Barings Global Credit Income Opportunities Fund | Class I Shares
Prospectus:
Trading Symbol	BXITX
Barings U.S. High Yield Fund | Class C Shares
Prospectus:
Trading Symbol	BXHCX
Barings U.S. High Yield Fund | Class Y Shares
Prospectus:
Trading Symbol	BXHYX
Barings U.S. High Yield Fund | Class I Shares
Prospectus:
Trading Symbol	BXHIX
Barings Active Short Duration Bond Fund | Class A Shares
Prospectus:
Trading Symbol	BXDAX
Barings Active Short Duration Bond Fund | Class C Shares
Prospectus:
Trading Symbol	BXDCX
Barings Active Short Duration Bond Fund | Class Y Shares
Prospectus:
Trading Symbol	BXDYX
Barings Active Short Duration Bond Fund | Class L
Prospectus:
Trading Symbol	BXDLX
Barings Emerging Markets Debt Blended Total Return Fund | Class C Shares
Prospectus:
Trading Symbol	BXECX
Barings Emerging Markets Debt Blended Total Return Fund | Class Y Shares
Prospectus:
Trading Symbol	BXEYX
Barings Emerging Markets Debt Blended Total Return Fund | Class I Shares
Prospectus:
Trading Symbol	BXEIX
Barings Emerging Markets Debt Blended Total Return Fund | Class A Shares
Prospectus:
Trading Symbol	BXEAX
Barings Global Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	BXQAX
Barings Global Emerging Markets Equity Fund | Class C
Prospectus:
Trading Symbol	BXQCX
Barings Global Emerging Markets Equity Fund | Class I
Prospectus:
Trading Symbol	BXQIX
Barings Global Emerging Markets Equity Fund | Class Y
Prospectus:
Trading Symbol	BXQYX